Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents

20.	Cash and cash equivalents

	2025	2024
	€’000	€’000
Cash and cash equivalents	575	214
	575	214

Non-cash investing and financing transactions

In accordance with IAS 7.43, the following material non-cash investing and financing transactions arose during the year and are not reflected in the consolidated statement of cash flows. The corresponding equity movements are set out in the consolidated statement of changes in equity:

	2025	2024
	€’000	€’000
Commitment shares	306	-
Macquarie conversions	574	916
Keystone note conversion	1,939	-
Service warrants	172	-
Share issuance at QIND merger	-	14,626
Total non-cash investing and financing transactions	2,991	15,542

During the year ended 31 December 2025, holders of convertible notes elected to convert outstanding principal amounts into ordinary shares at the contractually specified conversion prices. The aggregate non-cash conversions comprised €574k of notes originally issued to Macquarie (2024: €916k) and €1,939k of notes originally issued to Keystone Capital and related parties (Seven Knots, First Fire and Jim Fallon). On conversion, the carrying amounts of the convertible notes and any associated derivative financial liability component were derecognised, with the corresponding fair value of ordinary shares issued recognised in share capital and share premium.

During the year, the Group also issued 13,890 ordinary shares with a fair value of €306k as commitment shares in connection with its convertible note facility, and granted private warrants with a fair value of €172k as non-cash consideration for professional services received. These transactions did not give rise to any cash movement.

The 2024 comparative includes ordinary shares and Series A Preferred Shares issued as non-cash consideration for the acquisition of Quality Industrial Corp. on 26 November 2024, with an aggregate fair value of €14,626k.

A number of additional movements within equity occurred during the year, including the reclassification of exchange warrants, the repricing of July and December 2025 PIPE warrants, and the conversion of QIND preferred stock. These movements represent transfers between components of equity rather than non-cash financing transactions and are presented in the consolidated statement of changes in equity.